DEFERRED CONNECTION FEES	12 Months Ended
Dec. 31, 2011
DEFERRED CONNECTION FEES
DEFERRED CONNECTION FEES

18. DEFERRED CONNECTION FEES

        Deferred connection fees for the years ended December 31, 2011 and 2010, were as follows:

	2011	2010
Balance at the beginning of the year	$155,288	$163,098
Payments received and deferred during the year	76,562	89,030
Amounts amortized and recognized as revenue during the year	(96,676)	(95,706)
Currency translation adjustment	(5,750)	(1,134)

Balance at the end of the year	129,424	155,288
Less: current portion	(49,868)	(49,212)

Non-current portion	$79,556	$106,076